THE STRATEGIC DIVIDEND FUND
Ticker Symbol: Class A: PSDHX

SUMMARY PROSPECTUS
October 1, 2010
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.
Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
High level of current income and long term growth of income consistent with preservation of capital. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

Class A Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[1]	1.45%
Fee Waiver[1]	0.20%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.25%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2011 and may not be revised or terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $646	3 Years: $961	5 Years: $1,298	10 Years: $2,249
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

performancefunds.com	1	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PSDHX	October 1, 2010
PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.
The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.
In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investments in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between one and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.
More information about permissible investments can be found under “Additional Information - More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

performancefunds.com	2	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PSDHX	October 1, 2010
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2009	15.17%

Worst quarter:	Q4 2008	-20.78%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -3.48%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)[1]		1 Year	5 Year	(November 9, 2004)
Class A	Return Before Taxes (with maximum sales charge)	16.98%	1.03%	1.67%
Class A	Return After Taxes on Distributions (with maximum sales charge)	16.66%	0.42%	1.05%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	11.38%	0.87%	1.40%
Dow Jones Select Dividend Index (index reflects no deduction for fees, expenses or taxes)[1]		11.13%	-2.03%	-1.49%

[1]	The Dow Jones Select Dividend Index (the “Index”), is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	3	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PSDHX	October 1, 2010
INVESTMENT ADVISER
Trustmark is the Strategic Dividend Fund’s investment adviser.
SUB-ADVISER
OCM is the Fund’s sub-adviser.
PORTFOLIO MANAGER
Louis F. Crane, President and Chief Investment Officer of OCM, has been the lead manager of the Fund since its inception in November, 2004. Rodney J. Abele, L. Farrell Crane Jr. and Emily C. Becker have served as members of the portfolio management team since the Fund’s inception in November, 2004.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

	Minimum	Subsequent
Type of Account	Initial Investment	Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	4	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND Ticker Symbol: Institutional Class Shares: PSDFX
SUMMARY PROSPECTUS
October 1, 2010
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
High level of current income and long term growth of income consistent with preservation of capital. The objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[1]	1.27%
Fee Waiver[1]	0.27%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Institutional Class shares to 0.95%. These contractual limitations are in effect until at least September 30, 2011 and may not be revised or terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $102	3 Years: $376	5 Years: $671	10 Years: $1,510
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

performancefunds.com	1	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND Ticker Symbol: Institutional Class Shares: PSDFX	SUMMARY PROSPECTUS October 1, 2010
PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts, also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.
The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.
In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investment in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

performancefunds.com	2	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND	SUMMARY PROSPECTUS
Ticker Symbol: Institutional Class Shares: PSDFX	October 1, 2010
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2009	15.21%

Worst quarter:	Q4 2008	-20.79%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -3.37%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Year	(November 9, 2004)
Institutional Shares	Return Before Taxes	23.89%	2.35%	2.96%
Institutional Shares	Return After Taxes on Distributions	23.52%	1.70%	2.29%
	Return After Taxes on Distributions and
	Sale of Shares	15.93%	2.00%	2.51%
Dow Jones Select Dividend Index		11.13%	-2.03%	-1.49%
(index reflects no deduction for fees, expenses or taxes)[1]

[1]	The Dow Jones Select Dividend Index (the “Index”) is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	3	1-800-PERFORM

THE STRATEGIC DIVIDEND FUND	SUMMARY PROSPECTUS
Ticker Symbol: Institutional Class Shares: PSDFX	October 1, 2010
INVESTMENT ADVISER
Trustmark is the Strategic Dividend Fund’s investment adviser.
SUB-ADVISERS
Orleans Capital Management (“OCM”) is the Fund’s sub-adviser.
PORTFOLIO MANAGER
Louis F. Crane, President and Chief Investment Officer of OCM, has been the lead manager of the Fund since its inception in November, 2004. Rodney J. Abele, L. Farrell Crane Jr. and Emily C. Becker serve as members of the portfolio management team since the Fund’s inception in November, 2004.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	4	1-800-PERFORM